SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
SEGMENT REPORTING	SEGMENT REPORTING
The Company has three operating segments, based on geographic regions consisting of Colombia, Peru, and Costa Rica. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”), the Company’s Chief Executive Officer, in deciding how to allocate resources and assess the Company’s financial and operational performance. The CODM receives information and evaluates the business from a geographic perspective and reviews the Company’s internal reporting by geography in order to assess performance and allocate resources. As a result, the Company has determined the business operates in three distinct operating segments based on geography.
The three geographic segments, Colombia, Peru, and Costa Rica, primarily derive revenue from various operating lease agreements with customers for the rental of warehouses. Each of these locations and corresponding operations are presented and managed separately. The operating segments are each reportable segments, and aggregation of segments is not applied. Unallocated revenue consists of other revenue streams earned by operating subsidiaries that are not allocated to segments for CODM’s review. Unallocated expenses consist of certain corporate general and administrative expenses that are not allocated to segments for CODM’s review, as well as financing costs for the bridge loan held by the parent entity.
The accounting policies of the segments are the same as those described in the summary of significant accounting policies. There was no inter-segment revenue for the years ended December 31, 2024, 2023 and 2022.
The tables below present information by segment presented to the CODM and reconciliations to the Company’s consolidated amounts.
The Company evaluates the performance of its reportable segments based on net operating income. Segment net operating income consists of segment investment property rental revenue less segment investment property operating expense.

	Years ended December 31,
	2024	2023	2022
Revenue:
Colombia	$8,701,738	$8,038,441	$5,690,569
Peru	10,926,297	9,260,197	8,350,957
Costa Rica	23,953,313	22,029,141	17,849,043
Unallocated revenue	281,024	108,564	92,998
Total	$43,862,372	$39,436,343	$31,983,567

Investment property operating expense:
Colombia	$(1,113,871)	$(989,404)	$(599,084)
Peru	(2,663,723)	(1,476,086)	(1,288,280)
Costa Rica	(3,196,940)	(2,677,460)	(3,520,075)
Total	$(6,974,534)	$(5,142,950)	$(5,407,439)

Net operating income
Colombia	$7,587,867	$7,049,037	$5,091,485
Peru	8,262,574	7,784,111	7,062,677
Costa Rica	20,756,373	19,351,681	14,328,968
Total	$36,606,814	$34,184,829	$26,483,130

General and administrative:
Colombia	$(1,242,962)	$(1,182,837)	$(897,455)
Peru	(1,270,330)	(1,745,286)	(765,572)
Costa Rica	(3,540,745)	(2,945,824)	(2,421,168)
Corporate	(9,572,020)	(2,634,915)	(525,000)
Total	$(15,626,057)	$(8,508,862)	$(4,609,195)

Financing costs
Colombia	$(6,550,448)	$(8,068,416)	$(6,267,603)
Peru	(4,934,412)	(5,431,535)	(1,997,204)
Costa Rica	(11,148,253)	(17,611,113)	(3,483,685)
Corporate	(8,915)	—	(18,234)
Total	$(22,642,028)	$(31,111,064)	$(11,766,726)
The following table reconciles segment net operating income to profit (loss) before taxes for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022
Net operating income	$36,606,814	$34,184,829	$26,483,130
Unallocated revenue	281,024	108,564	92,998
General and administrative	(15,626,057)	(8,508,862)	(4,609,195)
Listing expense	(44,469,613)	—	—
Investment property valuation gain	32,347,462	20,151,026	3,525,692
Interest income from affiliates	302,808	664,219	561,372
Financing costs	(22,642,028)	(31,111,064)	(11,766,726)
Net foreign currency (loss) gain	(104,129)	284,706	299,762
Gain (loss) on sale of investment properties	—	1,165,170	(398,247)
Gain on disposition of asset held for sale	—	1,022,853	—
Other income	12,616,888	307,822	100,127
Other expenses	(9,177,160)	(6,132,636)	(611,173)
Profit (loss) before taxes	$(9,863,991)	$12,136,627	$13,677,740
Segment Assets and Liabilities
For the purposes of monitoring segment performance and allocating resources between segments, the CODM monitors select assets and liabilities attributable to each segment. The following table summarizes the Company’s total assets and liabilities by reportable operating segment as of December 31, 2024 and 2023:

	2024	2023
Segment investment properties
Colombia	$132,917,203	$131,057,446
Peru	161,506,701	127,350,614
Costa Rica	260,094,960	255,764,221
Total	$554,518,864	$514,172,281

Reconciling items:
Cash and cash equivalents	28,827,347	35,242,363
Due from affiliates	—	9,463,164
Lease and other receivables, net	2,641,772	3,557,988
Receivables from the sale of investment properties - short term	3,589,137	4,072,391
Prepaid construction costs	165,836	1,123,590
Prepaid income taxes	2,008,553	651,925
Other current assets	2,769,109	2,791,593
Tenant notes receivable - long term, net	1,748,616	6,002,315
Receivable from the sale of investment properties - long term	—	4,147,507
Restricted cash equivalents	5,835,117	2,681,110
Property and equipment, net	313,202	354,437
Deferred tax asset	241,967	1,345,859
Other non-current assets	4,360,058	5,218,787
Total assets	$607,019,578	$590,825,310

Segment debt
Colombia	$38,430,114	$47,654,090
Peru	56,414,221	61,260,237
Costa Rica	171,041,464	160,939,908
Total	$265,885,799	$269,854,235

Reconciling items:
Accounts payable and accrued expenses	$8,356,915	$13,127,502
Income tax payable	2,764,352	2,024,865
Retainage payable	1,500,729	1,737,805
Security deposits - current portion	167,005	370,961
Lease liability - current portion	458,081	238,849
Other current liabilities	640,933	349,729
Deferred tax liability	40,141,510	37,451,338
Security deposits	2,440,371	1,790,554
Lease liability	12,972,016	2,936,555
Other non-current liabilities	890,449	—
Total liabilities	$336,218,160	$329,882,393
Geographic Area Information

	2024	2023
Long-lived assets
Colombia	$133,013,547	$131,147,272
Peru	161,573,800	127,416,698
Costa Rica	260,354,878	256,000,132
Total	$554,942,225	$514,564,102